March 15, 2011

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention:	Russell Mancuso
Amanda Ravitz

Re:	Peregrine Semiconductor Corporation

Amendment No. 2 to Registration Statement on Form S-1

File No. 333-170711

Date Filed: November 19, 2010

Amended: February 16, 2011

Dear Mr. Mancuso and Ms. Ravitz:

Peregrine Semiconductor Corporation (the “Company”) has electronically transmitted via EDGAR Amendment No. 2 (“Amendment No. 2”) to its Registration Statement on Form S-1 (“Registration Statement”), together with certain exhibits thereto. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years. We have also enclosed with the couriered delivery of this letter (i) three unmarked hard copies of Amendment No. 2, and (ii) three hard copies of Amendment No. 2 which are marked to show changes to Amendment No. 1 to the Registration Statement filed on February 16, 2011.

On behalf of the Company, this letter corresponds to the comments set forth in the letter to the Company dated March 4, 2011, from the staff of the Securities and Exchange Commission (the “Staff”). For your convenience, we have repeated and numbered the comments from the March 4, 2011 letter in italicized print. The Company’s responses are provided below each comment.

In addition to the responses to the Staff’s comments, the Company advises the Staff that it has updated the risk factor on pages 21 and 22 of Amendment No. 2 in light of the recent events in Japan. Although the Company’s third-party manufacturing facility in Japan was not directly impacted by the events, the Company believes an updated risk factor is appropriate.

Prospectus Summary, page 1

1.	We note your revisions in the second paragraph in response to prior comment 5. Please clarify what you mean when you state that your technology enables “low parasitic capacitance, high signal isolation, and excellent broadband linearity” and briefly explain the significance of these features.

RESPONSE TO COMMENT 1:

The Company acknowledges the Staff’s comment and has revised the descriptions of the features of the synthetic sapphire substrate on pages 1, 40 and 64 of Amendment No. 2 to make them more understandable with respect to their significance. Furthermore, the Company respectfully submits the following explanation of the significance of these features.

Semiconducting materials, such as silicon, have semi-conductive electrical properties. When semiconducting materials are used as the substrate of an RF integrated circuit, these semi-conductive properties interact with the active circuitry of the device, resulting in unwanted “parasitic” capacitance. When sapphire, a near-perfect electrical insulator, is used as the substrate, it provides for extremely low parasitic capacitance, resulting in excellent broadband linearity and high signal isolation. These properties are highly sought after when designing RF circuits as they collectively provide high signal integrity, minimal crosstalk and improved network efficiency as follows:

•

Extremely Low Parasitic Capacitance – Synthetic sapphire substrates provide extremely low parasitic capacitance, which results in excellent high-frequency performance, high power handling capability, low power consumption characteristics, high signal integrity, and minimal crosstalk.

•

Excellent Broadband Linearity – Synthetic sapphire substrates provide excellent broadband linearity, which results in improved network efficiency, subscriber carrying capacity, and enhanced communication data rates.

•

High Signal Isolation – Synthetic sapphire substrates provide extremely high signal isolation, which leads to minimal crosstalk between different frequencies and the ability to reduce the physical size of the device.

2.	Regarding your response to prior comment 8, please file as an exhibit the consent of Frost & Sullivan.

RESPONSE TO COMMENT 2:

The Company acknowledges the Staff’s comment and has filed the consent of Frost & Sullivan as Exhibit 23.3 to Amendment No. 2.

Management’s Discussion and Analysis…, page 40

Liquidity and Capital Resources, page 58

3.	We note the revisions made in response to prior comment 21. However, there appears to be no discussion provided on the growth in accounts receivable in 2009. Please revise this section to discuss material changes in this working capital item. Refer to Item 303(a) of Regulation S-K and Release 33-8350.

RESPONSE TO COMMENT 3:

The Company acknowledges the Staff’s comment and has revised the disclosure on page 59 of Amendment No. 2 to discuss the underlying driver of changes in accounts receivable in 2009.

Independent Compensation Consultant and Peer Group, page 87

4.	We note your statement on page 88 that the compensation committee determined that, assuming completion of our offering, “it would be appropriate to increase the cash compensation levels of your executive officers with the goal of bringing them, over time, more in line with the public company peer group data.” We similarly note your disclosure on page 91 that Dr. Cable’s 2011 bonus potential “remains below the 50th percentile of the peer data group and [you] expect to continue to address his compensation in the future.” As it appears that you benchmark these elements of compensation, please identify where you target each element of compensation against your peer group and where actual payments fell within the targeted parameters. To the extent actual compensation was outside of a targeted percentile range, please provide discussion and analysis as to why such compensation elements fell outside the targeted parameters. Please also disclose the “significant milestones” upon which you plan to move base salaries and target bonuses as they are achieved.

RESPONSE TO COMMENT 4:

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 88, 89, and 91 of Amendment No. 2 in response to the comment. The Company also respectfully submits the following information as additional background on its use of peer group data, the Compensation Committee’s benchmarking and anticipated benchmarking practices, and the recent changes to named executive officer cash compensation.

In connection with preparation for this offering, the Compensation Committee reviewed market data in order to understand how the Company’s executive compensation program compared to compensation programs at a variety of other companies. As stated on page 88, this review resulted in the Compensation Committee’s observation that, as compared to the public companies selected for the peer group, base salary and total cash compensation for the Company’s named executive officers falls below the 25th percentile range of the peer group data while equity compensation falls above the 50th percentile. This result is consistent with the Board’s historic objective to emphasize equity compensation rather than cash compensation.

To the extent the Compensation Committee has to date identified any specific benchmarking-type objectives with regard to cash compensation, it is merely that following this offering it will not be appropriate for the Company’s entire management team to continue to have cash compensation that falls below the 25th percentile of the peer group data. The Compensation Committee has not identified a specific percentile or a specific percentile range that it intends to target with respect to cash compensation for any individual officer or the management team as a whole. The disclosure in Amendment No. 2 has been revised to make this point more clearly. Because the Company and the Compensation Committee believe it is better disclosure, the disclosure reflects that the Compensation Committee viewed data that compared the Company’s officers’ cash compensation to the 25th to 50th percentile of the peer group data. The Company believes that it provides better disclosure to share the information that the Compensation Committee had at its disposal during the recent compensation review cycle and has retained this disclosure in Amendment No. 2.

As set forth on page 89, in February 2011 the Compensation Committee increased the base salaries of the named executive officers, with such increases to be effective upon completion of this offering. In making the decisions regarding the specific salary increases, the Compensation Committee did not base its decision to increase salary by a particular amount in order to achieve a particular percentile for individual officers or the management team as a whole. Rather, the Compensation Committee determined to increase the salary for each position to a round number modestly above the 25th percentile (to the extent market data was available for the position). The disclosure has been revised to better articulate the extent to which the Compensation Committee benchmarked these recent salary decisions and, notwithstanding that it did not benchmark to these percentiles, to give additional information on the approximate percentiles at which the adjusted salaries fall based upon the peer group data.

The Compensation Committee has not identified a specific target range for equity compensation at this time.

From time to time in the future, the Compensation Committee will review Company performance, individual performance, updated peer group data, signs of significant progress in the Company’s business, and other factors as it determines appropriate before it makes any executive compensation decisions. Except with respect to the Chief Executive Officer, the Compensation Committee has not yet identified what milestones might be significant enough on which to base compensation adjustments following this offering. The Company has historically kept compensation levels among the management team relatively compressed, as demonstrated by the fact that the same target bonus percentage has applied to all members of the management team. The Compensation Committee believes it appropriate for the Company’s Chief Executive Officer’s compensation to increase at a differentiated rate than that of the other executive officers, including because that differentiation is typical if not universal among the peer group companies. It has also concluded that completion of this offering is a significant milestone meriting an increase in Dr. Cable’s cash compensation. The disclosure has been revised to clarify these points.

Finally, as stated on page 91, the Compensation Committee increased for 2011 the percentage of base salary on which the Chief Executive Officer’s target bonus is based, from 50% to 65%. This adjustment increases Dr. Cable’s bonus target percentage from below the 25th percentile to slightly above the 25th percentile of the peer group data.

Annual Cash Incentive Bonuses, page 89

5.

We note your revisions in response to prior comment 27. Please disclose the specific performance targets that were required to be achieved in order for your named executive officers to earn the annual incentive bonus in 2010. Also disclose the objectives mentioned on page 91 that were approved by your compensation committee as your 2011 bonus plan objectives. To the extent you believe that disclosure of such information, on a historical basis, would result in competitive harm such that the information could be excluded under Instruction 4 to Item 402(b) or Regulation S-K, please provide us with a detailed explanation supporting your conclusion. For guidance, please refer to Question 118.04 of the Regulation S-K Compliance and Disclosure Interpretations available on our website at www.sec.gov. In discussing how difficult or likely it will be to achieve the target levels or other factors, you should provide as much detail as necessary without disclosing information that poses a reasonable risk of competitive harm.

RESPONSE TO COMMENT 5:

The Company acknowledges the Staff’s comment and has revised the disclosure related to 2010 bonuses on page 91. With respect to the disclosure relating to our 2011 bonus plan objectives, we respectfully submit that the existing disclosure which details that the objectives are similar to those used in prior years and include revenue growth, gross margins, operating income and cash management objectives as the financial objectives and completion of this offering as one of the strategic objectives should be sufficient. We base this conclusion on our belief that the only aspect of the performance goals used for the 2011 incentive bonus program that may be important to a “fair understanding of the named executive officer’s compensation for the last fiscal year” is the fact that the Company continues to use for 2011 performance goals that are categorically similar to those used in 2010. More detailed information about these performance metrics is not material to this understanding. We refer to Question 118.07 in the Staff’s Compliance & Disclosure Interpretations. Further, we believe that providing greater detail with regard to current-year performance objectives would result in competitive harm to us by making available to our competitors very sensitive information about our internal budget and strategic planning.

Severance or Employment Agreement, page 102

6.	Please disclose the material terms of the new employment agreements with Dr. Cable and Mr. Biskupski. Also, tell us when you intend to file the agreements as exhibits.

RESPONSE TO COMMENT 6:

The Company acknowledges the Staff’s comment and respectfully submits that Amendment No. 1 includes disclosure of the material terms of the new employment agreements with Dr. Cable and Mr. Biskupski. We have revised the disclosure on page 102 to specifically state that the description reflects all material terms of these agreements. We will file copies of these agreements by amendment to the Registration Statement prior to the Registration Statement being declared effective.

Underwriting, page 127

7.	We note your response to prior comment 35. Please tell us the basis for your determination that disclosure of the services certain underwriters provided to you was “unnecessary to include.” Refer to Item 508(a) of Regulation S-K, which requires disclosure regarding any material relationship with an underwriter and the nature of the relationship.

RESPONSE TO COMMENT 7:

The Company acknowledges the Staff’s comment and respectfully submits that, prior to the proposed offering of the Company’s common stock contemplated by the Registration Statement, the Company and Deutsche Bank Securities Inc. (“Deutsche Bank”) had discussions in the past regarding the possibility of an initial public offering of the Company’s common stock. However, no registration statement was ever filed as a result of such discussions, and Deutsche Bank did not receive any fees or commissions from the Company in connection with such discussions. Therefore, the Company determined that such prior discussions were not material, and no disclosure with respect thereto is required in the Registration Statement.

Note 7. Commitments and Contingencies, page F-26

Comments, page F-28

8.	We note the revision made in response to prior comment 23 by specifically identifying the composition of inventory purchase obligations as of December 25, 2010. As previously requested, please revise to include disclosure in this footnote that specifics all significant terms, including: fixed or minimum quantities to be purchased; fixed, minimum or variable price provisions; and the approximate timing of the transaction. Refer to paragraph (ii)(D) under Item 303(a)(5) of Regulation S-K. Otherwise, explain to us why such information is not required to be disclosed.

RESPONSE TO COMMENT 8:

The Company acknowledges the Staff’s comment and has revised the disclosure on page F-28 of Amendment No. 2 to discuss the significant terms of outstanding inventory purchase obligations as of December 25, 2010.

* * * * *

Please do not hesitate to contact me at (858) 436-8010 or my colleague, Jeff Higgins, at (858) 436-8020, if you have any questions or would like additional information regarding this matter.

Very truly yours, GUNDERSON DETTMER STOUGH VILLENEUVE FRANKLIN & HACHIGIAN, LLP

By:	/s/ Gari Cheever
Gari Cheever

cc:	Jay C. Biskupski, Peregrine Semiconductor Corporation